Contingencies	12 Months Ended
Jun. 30, 2018
Contingencies
Contingencies	27 Contingencies At 30 June 2018, the Group had no material contingent liabilities in respect of legal claims arising in the ordinary course of business. Contingent fees are disclosed in note 29.2.